Long-term Debt and Interest Rate Swap - Maturities of Long-Term Debt (Details) - Vencore Holding Corp. and KGS Holding Corp. $ in Thousands	Mar. 30, 2018 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 19,202
2019	548,362
2020	265,700
2021	21,500
2022	21,500
Thereafter	112,875
Long-term Debt	$ 989,139